Investments in Securities	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments in Securities

11. Investments in Securities

The Company did not hold any investments in securities as of December 31, 2025. As of December 31, 2024, the cost and fair value of marketable securities was as follows:

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$55,009	$190	$—	$55,199
Municipal bonds	9,631	38	(351)	9,318
Corporate/government bonds	479	33	—	512
Other bonds	478	34	—	512
	$65,597	$295	$(351)	$65,541

There was no unrealized gain (loss) on available-for-sale debt securities in 2025. Aggregated unrealized gain (loss) on available-for-sale debt securities of $(56) was recognized in accumulated other comprehensive loss in the Company’s consolidated balance sheets as of December 31, 2024.